TAXES (Details 1)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
TAXES
China Income tax statutory rate	25.00%	25.00%
Permanent difference	0.00%	0.90%
Effect of PRC preferential tax rate	(30.60%)	(10.00%)
Non-PRC entities not subject to PRC income tax	5.60%	20.30%
Effective tax rate	0.00%	36.20%